CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) - USD ($)	7 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021
Cash flow from operating activities:
Net loss	$ (376,657)	$ (25,345,840)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	60,963	14,256,318
Expenses funded by related party	53,662	0
Amortization of right of use asset	0	252,951
Noncash interest expense	0	58,312
Depreciation and amortization	194	134,557
Changes in operating assets and liabilities:
Accounts receivable	0	(35,663)
Inventory	0	(2,328,686)
Inventory deposits	0	(2,940,314)
Prepaid assets and other current assets	(10,000)	(238,525)
Other assets	0	(698,627)
Accounts payable	59,230	1,249,314
Accrued liabilities	0	120,322
Right of use liabilities - operating lease	0	(194,175)
Customer deposits	0	2,278,240
Net cash provided by (used in) operating activities	(212,608)	(13,286,816)
Cash flow from investing activities:
Purchase of property and equipment	0	(694,553)
Purchase of intangible assets	(17,438)	(13,125)
Net cash used by investing activities	(17,438)	(707,678)
Cash flow from financing activities:
Proceeds from SAFE liability	1,625,000	0
Proceeds from WeFunder offering, net of offering costs of $53,500	0	2,205,440
Repayment of notes payable	0	(8,488)
Repayment of related party note	(21,286)	0
Proceeds from issuance of founders shares	10,833	0
Proceeds from issuance of common stock with promissory notes, net of $65,000 of issuance costs	0	735,000
Net cash provided by financing activities	1,614,547	16,115,791
NET CHANGE IN CASH	1,384,501	2,121,297
CASH AT BEGINNING OF PERIOD	0	536,082
CASH AT END OF PERIOD	1,384,501	2,657,379
Supplemental disclosure of cash flow information:
Cash paid for interest	0	9,209
Cash paid for income taxes	$ 0	$ 0